Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of share-based compensation expense related to share-based awards
The following table summarizes all share-based compensation expense related to stock options, restricted stock and restricted stock units by expense category (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Research and development
Stock options	$250	$267	$897	$503
Restricted stock	7	12	51	23
Restricted stock units	—	—	—	—
General and administrative
Stock options	1,892	2,384	6,854	4,527
Restricted stock	593	46	714	86
Restricted stock units	—	253	52	533
Share-based compensation expense included in operating expenses	$2,742	$2,962	$8,568	$5,672
The following table summarizes share-based compensation expense related to stock options by expense category (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Research and development	$250	$267	$897	$503
General and administrative	1,892	2,384	6,854	4,527
Stock option share-based compensation expense included in operating expenses	$2,142	$2,651	$7,751	$5,030

Total share-based compensation expense related to share-based awards for the years ended December 31, 2012 and 2011 was comprised of the following (in thousands):

	December 31,
	2012	2011
Research and development	$805	$—
General and administrative	7,799	254
Share-based compensation expense included in operating expenses	$8,604	$254
Share-based compensation expense from:
Stock options	$7,640	$254
Restricted stock awards and restricted stock units	964	—
Share-based compensation expense included in operating expenses	$8,604	$254